Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories
6.	Inventories

Inventories are analyzed as follows:

As of December 31,	2024	2023
Bunkers	21,007,217	21,986,056
Lubricants	3,049,006	2,979,904
Provisions	285,442	351,307
Urea	—	36,750
Total	24,341,665	25,354,017

Inventories’ carrying values approximate their fair values as at the reporting date.